Equity - Share Repurchase Programs (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Oct. 31, 2023	Sep. 30, 2023	Jul. 31, 2023	Apr. 30, 2023	Mar. 31, 2023
Stockholders' Equity Note [Abstract]
Share repurchase program, authorized amount	$ 250	$ 500	$ 650	$ 500	$ 500	$ 500